UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.7% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	AA	$1,930,550
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	AA	2,471,705

4,420	Total Alabama			4,402,255

	Alaska – 0.6% (0.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,179,641
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	AAA	1,326,408

2,400	Total Alaska			2,506,049

	Arkansas – 1.3% (0.8% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	BBB (4)	5,361,150
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	3,508,397
	2003, 5.000%, 2/01/27 – AMBAC Insured

8,480	Total Arkansas			8,869,547

	California – 11.5% (7.2% of Total Investments)
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	474,458
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,757,842
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
	(Mandatory put 6/01/23)
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,096,340
	5/01/17 (Pre-refunded 5/01/12)
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	Aaa	283,595
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,303,118
	Health System/West, Series 2003A, 5.000%, 3/01/33
4,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,063,320
	Series 2006, 5.250%, 3/01/45
25,000	California State, General Obligation Bonds, Series 2005, 4.750%,	3/16 at 100.00	AAA	25,095,250
	3/01/35 – MBIA Insured (UB)
10,445	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Water System	No Opt. Call	AAA	3,670,895
	Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AAA	3,292,966
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,283,400
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	934,270
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,442,840
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	AAA	611,250
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/07 at 100.00	AA– (4)	490,333
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	10/07 at 100.00	AA– (4)	996,184
	1994, 5.375%, 2/15/34 (ETM)
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	351,450
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AAA	2,175,544
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – MBIA Insured	1/14 at 102.00	AAA	5,517,300
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	6,994,260
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,695,500
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 36.81	AAA	2,021,000
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

125,955	Total California			77,551,115

	Colorado – 5.9% (3.7% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,140,921
	XLCA Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	Aaa	3,115,680
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,702,324
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	12,072,186
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
7,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	2,310,490
	9/01/30 – MBIA Insured
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	5,576,600
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AAA	1,372,028
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AAA	3,772,146
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AAA	1,673,250
8,000	0.000%, 3/01/36 – MBIA Insured	9/20 at 41.72	AAA	1,746,960

80,185	Total Colorado			39,482,585

	District of Columbia – 2.0% (1.2% of Total Investments)
3,420	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 100.00	AAA	3,458,714
	Revenue Bonds, Series 1998, 4.750%, 10/01/28 (Pre-refunded 10/01/08) – AMBAC Insured
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	9,699,700
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

13,420	Total District of Columbia			13,158,414

	Georgia – 4.6% (2.9% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	15,770,250
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,110,842
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured

29,330	Total Georgia			30,881,092

	Illinois – 13.2% (8.3% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AAA	1,436,259
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	2,521,582
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	4,099,600
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,482,068
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	1/09 at 101.00	AAA	5,337,255
10,000	Illinois Finance Authority, General Revenue Bonds, Northwestern University, Series 2006,	2/15 at 100.00	Aaa	10,256,300
	5.000%, 12/01/42 (UB)
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AAA	39,996,026
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aaa	5,104,463
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aaa	3,021,371
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,465,412
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	2,152,573
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,355,936
3,700	0.000%, 6/15/30 – MBIA Insured	No Opt. Call	AAA	1,258,777
3,280	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	788,315
11,715	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,613,148
9,170	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	1,990,899

122,760	Total Illinois			88,879,984

	Indiana – 1.0% (0.6% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,902,613
	5.500%, 2/01/26 – MBIA Insured
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa1	2,070,580
	Company, Series 1991, 5.750%, 8/01/21

6,695	Total Indiana			6,973,193

	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,673,400
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	470,830
	4.625%, 10/01/31

3,000	Total Kansas			3,144,230

	Kentucky – 1.6% (1.0% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	3,176,240
7,490	5.250%, 7/01/20 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	7,812,819

10,535	Total Kentucky			10,989,059

	Louisiana – 1.6% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AAA	7,583,321
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	3,484,670
	2004, 5.250%, 7/01/33 – MBIA Insured

10,765	Total Louisiana			11,067,991

	Maryland – 1.0% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,262,927
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,774,250
	5.500%, 2/01/16

6,910	Total Maryland			7,037,177

	Massachusetts – 4.6% (2.9% of Total Investments)
440	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	453,640
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	4,317,411
660	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	686,624
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/08 at 101.00	AAA	8,404,137
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AAA	10,632,000
	(Pre-refunded 8/01/10) – FGIC Insured
6,195	University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior Series 2000A,	11/10 at 100.00	AAA	6,446,269
	5.125%, 11/01/25 (Pre-refunded 11/01/10) – MBIA Insured

29,760	Total Massachusetts			30,940,081

	Michigan – 1.1% (0.7% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,956,000
	4.625%, 7/01/32 – FSA Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,179,139
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured

7,090	Total Michigan			7,135,139

	Minnesota – 7.8% (4.9% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	987,930
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	31,585,716
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
2,205	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	2,224,294
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,224,051
3,130	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,774,436
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

49,010	Total Minnesota			52,796,427

	Mississippi – 1.0% (0.7% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/07 at 100.00	BBB–	5,958,056
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,080	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	1/08 at 105.00	Aaa	1,104,192
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

6,980	Total Mississippi			7,062,248

	Missouri – 0.7% (0.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,786,210
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AAA	1,627,950

12,000	Total Missouri			4,414,160

	Nebraska – 0.6% (0.4% of Total Investments)
3,900	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	AAA	4,334,499
	7.247%, 2/01/35 – AMBAC Insured (IF)

	Nevada – 6.2% (3.9% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA	4,028,229
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AAA	3,561,245
5,685	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	2,259,048
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	21,521,850
10,000	Reno Health Facilities, Nevada, Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,158,000
	5.250%, 7/01/31 (UB)
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AAA	460,861

53,445	Total Nevada			41,989,233

	New Jersey – 6.6% (4.2% of Total Investments)
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	18,969,300
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	9,579,850
	0.000%, 12/15/34 – FSA Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	AAA	3,568,000
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aaa	1,296,630
	9/01/25 – MBIA Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,874,574
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,100	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,363,697
2,925	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,353,864
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,845,600
	Series 2007-1A, 5.000%, 6/01/41

71,550	Total New Jersey			44,851,515

	New Mexico – 1.8% (1.1% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,326,478
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
5,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,035,079

11,600	Total New Mexico			12,361,557

	New York – 10.4% (6.5% of Total Investments)
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/07 at 102.00	AA–	51,065
	Services Facilities, Series 1997A, 5.750%, 2/15/27
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,098,220
	5.000%, 12/01/35
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	7,152,503
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	18,759,390
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
630	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/07 at 101.00	AA	637,340
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,037,250
6,530	5.750%, 8/01/18	8/12 at 100.00	AA	6,997,417
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,405,700
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	10,251,800
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
7,805	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/21	11/12 at 100.00	Aa2	8,124,225
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	8,454,640
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

66,635	Total New York			69,969,550

	North Carolina – 2.0% (1.3% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA–	1,900,532
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,698,840
	Health System, Series 2007, 4.500%, 10/01/31
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	7,887,000
	1/01/19 – MBIA Insured

13,400	Total North Carolina			13,486,372

	North Dakota – 4.3% (2.7% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	24,137,914
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,349,840
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,585,118

27,715	Total North Dakota			29,072,872

	Ohio – 4.0% (2.5% of Total Investments)
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,354,000
	4.250%, 12/01/32 – FSA Insured (UB)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,561,773
	1999, 6.300%, 4/01/12

26,140	Total Ohio			26,915,773

	Oklahoma – 0.0% (0.0% of Total Investments)
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	Caa1	301,953
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 2.4% (1.5% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AAA	5,254,300
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	7,084,422
3,880	5.500%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	4,067,831

15,660	Total Oregon			16,406,553

	Pennsylvania – 3.9% (2.4% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/08 at 102.00	BB+	5,127,800
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	Aaa	5,326,050
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	15,821,915

25,050	Total Pennsylvania			26,275,765

	Puerto Rico – 2.9% (1.8% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,435,000
	4.500%, 12/01/23
7,325	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	7,423,009
	Series 2002, 5.375%, 5/15/33

19,825	Total Puerto Rico			19,858,009

	South Carolina – 7.6% (4.7% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	26,862,219
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,399,804
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AAA	3,708,666
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
665	Three Rivers Solid Waste Authority, South Carolina, Solid Waste Disposal Facilities Revenue	1/08 at 101.00	AAA	675,986
	Bonds, Series 1997, 5.300%, 1/01/27 – MBIA Insured
11,665	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	12,322,556
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

62,190	Total South Carolina			50,969,231

	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	AA	5,057,200
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 26.3% (16.5% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,323,825
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	AAA	12,801,985
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Baa2	11,433,729
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,197,847
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,146,760
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AAA	303,440
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	15,236,250
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
585	5.400%, 2/15/18	2/10 at 100.00	AAA	604,902
340	5.650%, 2/15/19	2/10 at 100.00	AAA	353,950
235	5.700%, 2/15/20	2/10 at 100.00	AAA	244,924
270	5.700%, 2/15/21	2/10 at 100.00	AAA	281,402
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,390,349
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,093,251
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	6,951,002
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,106,888
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,222,325
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	6,106,440
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
11,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue	11/07 at 100.00	CCC+	11,760,223
	Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put
	11/01/07) (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,233,980
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,187,520
1,440	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	436,032
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,292,425
	5.000%, 12/01/20 – FSA Insured
21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	22,330,760
	FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AAA	2,484,763
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,495,020
	Bonds, Series 2006, 0.000%, 8/15/33
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,609,900
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
4,390	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	Aa3	4,464,235
	Series 2007, Residuals 1760-3, 7.431%, 2/15/36 (IF)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,236,400
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	4,141,067
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,376,970
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	865,420

199,170	Total Texas			177,713,984

	Washington – 17.9% (11.2% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,632,715
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AAA	3,028,985
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,648,400
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AAA	2,577,750
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AAA	35,180,573
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,213,544
	(Alternative Minimum Tax)
	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,197,305
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,482,639
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AAA	2,893,260
	0.000%, 6/01/24 – MBIA Insured
6,630	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/17	1/11 at 101.00	AAA	7,099,736
	(Pre-refunded 1/01/11) – FSA Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,674,986
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	AA (4)	8,325,370
	University, Series 1999, 5.950%, 11/01/29 (Pre-refunded 11/01/09) – RAAI Insured
11,685	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	12,509,610
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,299,970
	FSA Insured

115,530	Total Washington			120,764,843

	Wisconsin – 1.0% (0.6% of Total Investments)
3,790	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	3,956,722
	Bonds, Series 2002, 6.125%, 6/01/27
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,661,125
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/08 at 101.00	N/R	1,255,875
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

6,795	Total Wisconsin			6,873,722

	Wyoming – 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas	11/07 at 101.00	A	2,830,828
	Supply Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$ 1,256,400	Total Investments (cost $1,024,638,292) – 159.7%			1,077,324,205

	Floating Rate Obligations – (5.4)%			(36,660,000)

	Other Assets Less Liabilities – 2.0%			13,872,022

	Preferred Shares, at Liquidation Value – (56.3)%			(380,000,000)

	Net Assets Applicable to Common Shares – 100%			$674,536,227

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $987,641,028.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$55,826,921
Depreciation	(2,803,874)

Net unrealized appreciation (depreciation) of investments	$53,023,047

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.